INVESTMENTS IN DIRECT FINANCING AND SALES-TYPE LEASES	12 Months Ended
Dec. 31, 2014
Net Investment in Direct Financing and Sales Type Leases [Abstract]
INVESTMENTS IN DIRECT FINANCING AND SALES-TYPE LEASES
INVESTMENTS IN DIRECT FINANCING LEASES

As at December 31, 2014, most (i.e. 17) of the Company's VLCCs and Suezmaxes were chartered to Frontline Shipping and Frontline Shipping II on long-term, fixed rate time charters which extend for various periods depending on the age of the vessels, ranging from approximately three to twelve years. Frontline Shipping and Frontline Shipping II are subsidiaries of Frontline, a related party, and the terms of the charters do not provide them with an option to terminate the charter before the end of its term.

Additionally, one of the Company's offshore supply vessels is chartered on a long-term bareboat charter to DESS Cyprus Limited, a wholly owned subsidiary of Deep Sea Supply Plc., a related party. Another of the Company's offshore supply vessels is chartered on a long-term bareboat charter to Deep Sea Supply Shipowning II B.V., a wholly-owned subsidiary of Deep Sea Supply BTG B.V., which is a joint venture owned 50% by Deep Sea Supply Plc. and 50% by BTG Pactual Oil & Gas Empreendimentos e Particapacoes S.A. ("BTG Pactual"). We refer to Deep Sea Supply Plc. and Deep Sea Supply BTG B.V. together as Deep Sea. The terms of the charters provide the charterer with various call options to acquire the vessels at certain dates throughout the charters, which expire in 2020.

The above 19 of the Company's assets were accounted for as direct financing leases at December 31, 2014 (2013: 22), all of which are leased to related parties.

The following lists the components of the investments in direct financing leases as at December 31, 2014, and December 31, 2013:

(in thousands of $)	2014	2013
Total minimum lease payments to be received	1,174,327	1,490,111
Less: amounts representing estimated executory costs including profit thereon, included in total minimum lease payments	(330,056)	(432,463)
Net minimum lease payments receivable	844,271	1,057,648
Estimated residual values of leased property (un-guaranteed)	239,002	278,152
Less: unearned income	(243,419)	(318,910)
	839,854	1,016,890
Less: deferred deemed equity contribution	(86,585)	(106,377)
Less: unamortized gains	(6,738)	(7,105)
Total investment in direct financing and sales-type leases	746,531	903,408
Current portion	37,517	45,148
Long-term portion	709,014	858,260
	746,531	903,408

The minimum future gross revenues to be received under the Company's non-cancellable direct financing and sales-type leases as of December 31, 2014, are as follows:

(in thousands of $) Year ending December 31
2015	117,479
2016	155,562
2017	154,626
2018	147,931
2019	135,690
Thereafter	463,039
Total minimum lease revenues	1,174,327